Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments
Summary of remaining contractual maturities for borrowings and derivative financial instruments

AT 31 DECEMBER 2021		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Borrowings
Fixed rate borrowings	(5,828)	(156)	(741)	(1,106)	(704)	(709)	(3,126)	(6,542)
Floating rate borrowings	(131)	(131)	–	–	–	–	–	(131)
Lease liabilities	(208)	(75)	(63)	(43)	(25)	(4)	(31)	(241)

Derivative financial liabilities
Cash inflows		371	86	103	2	–	–	562
Cash outflows		(374)	(88)	(105)	(2)	–	–	(569)
Forward foreign exchange contracts	(7)	(3)	(2)	(2)	–	–	–	(7)
Interest rate derivatives	(5)	–	–	(1)	(2)	(2)	(7)	(12)
Cross-currency interest rate swaps	(2)	(32)	(34)	(14)	(501)	–	–	(581)

Derivative financial assets
Cash inflows		1,399	312	107	26	–	–	1,844
Cash outflows		(1,367)	(294)	(102)	(25)	–	–	(1,788)
Forward foreign exchange contracts	48	32	18	5	1	–	–	56
Interest rate derivatives	19	22	10	4	–	–	–	36
Cross-currency interest rate swaps	16	29	26	7	511	–	–	573
Total	(6,098)	(314)	(786)	(1,150)	(720)	(715)	(3,164)	(6,849)

AT 31 DECEMBER 2022		Contractual cash flow (including interest)
	Carrying	Within					More than
	amount	1 year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Borrowings
Fixed rate borrowings	(6,446)	(847)	(1,188)	(772)	(769)	(704)	(3,212)	(7,492)
Floating rate borrowings	(102)	(102)	–	–	–	–	–	(102)
Lease liabilities	(182)	(80)	(58)	(36)	(17)	(6)	(34)	(231)

Derivative financial liabilities
Cash inflows		835	242	122	8	–	–	1,207
Cash outflows		(870)	(262)	(127)	(8)	–	–	(1,267)
Forward foreign exchange contracts	(53)	(35)	(20)	(5)	–	–	–	(60)
Interest rate derivatives	(158)	(48)	(29)	(20)	(18)	(17)	(43)	(175)
Cross-currency interest rate swaps	(58)	(56)	(31)	(567)	–	–	–	(654)

Derivative financial assets
Cash inflows		665	199	126	24			1,014
Cash outflows		(645)	(192)	(123)	(23)			(983)
Forward foreign exchange contracts	32	20	7	3	1	–	–	31
Interest rate derivatives	–	2	–	–	–	–	–	2
Cross-currency interest rate swaps	–	29	7	538	–	–	–	574
Total	(6,967)	(1,117)	(1,312)	(859)	(803)	(727)	(3,289)	(8,107)

Summary of trade receivables past due

	2020	2021	2022
	£m	£m	£m
Up to one month	170	156	265
2 to 3 months	83	96	115
4 to 6 months	34	35	46
Greater than 6 months	46	18	23
Total past due	333	305	449

Summary of fair value hedges

FAIR VALUE HEDGE RELATIONSHIPS	31 December	31 December
	2021	2022
	Principal	Principal
	amount	amount
	£m	£m	Fixed rate	Floating rate
$700m bond and $700m interest rate swaps maturing 2023	(517)	(579)	3.5%	USD LIBOR+0.8%
€500m bond and €500m interest rate swaps maturing 2024	(421)	(443)	1.0%	Euribor+0.7%
€600m bond and €600m/$669.3m cross-currency interest rate swaps maturing 2025	(494)	(553)	1.3%	USD LIBOR+1.3%
$200m bond and $200m interest rate swaps maturing 2027	(148)	(165)	7.2%	USD LIBOR+5.8%
$750m bond and $750m interest rate swaps maturing 2030	(554)	(620)	3.0%	USD LIBOR+1.6%
$500m bond and $500m interest rate swaps maturing 2032	–	(413)	4.75%	USD SOFR+2.0%
	(2,134)	(2,773)

Summary of gains and losses on borrowings and related derivatives designated as fair value hedges

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES		Fair value
	1 January	movement	Exchange	31 December	Carrying
	2020	gain/(loss)	gain/(loss)	2020	values
	£m	£m	£m	£m	£m
USD debt	(13)	(25)	2	(36)	(701)
Related interest rate swaps	13	25	(2)	36	36
	–	–	–	–	(665)
EUR debt	(39)	(47)	3	(83)	(1,467)
Related interest rate swaps	39	47	(3)	83	83
	–	–	–	–	(1,384)
Total relating to USD and EUR debt	(52)	(72)	5	(119)	(2,168)
Total related interest rate swaps	52	72	(5)	119	119
Net gain on borrowings and related derivatives/total carrying value	–	–	–	–	(2,049)

17 Financial instruments (continued)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES		Fair value
	1 January	movement	Exchange	31 December	Carrying
	2021	gain/(loss)	gain/(loss)	2021	values
	£m	£m	£m	£m	£m
USD debt	(36)	35	–	(1)	(1,221)
Related interest rate swaps	36	(28)	–	8	8
	–	7	–	7	(1,213)
EUR debt	(83)	55	1	(27)	(940)
Related interest rate swaps	83	(55)	(1)	27	27
	–	–	–	–	(913)
Total relating to USD and EUR debt	(119)	90	1	(28)	(2,161)
Total related interest rate swaps	119	(83)	(1)	35	35
Net gain on borrowings and related derivatives/total carrying value	–	7	–	7	(2,126)

GAINS/(LOSSES) ON BORROWINGS AND RELATED DERIVATIVES AND CARRYING VALUES		Fair value
	1 January	movement	Exchange	31 December	Carrying
	2022	gain/(loss)	gain/(loss)	2022	values
	£m	£m	£m	£m	£m
USD debt	(1)	140	2	141	(1,630)
Related interest rate swaps	8	(149)	(2)	(143)	(143)
	7	(9)	–	(2)	(1,773)
EUR debt	(27)	96	1	70	(924)
Related interest rate swaps	27	(96)	(1)	(70)	(70)
	–	–	–	–	(994)
Total relating to USD and EUR debt	(28)	236	3	211	(2,554)
Total related interest rate swaps	35	(245)	(3)	(213)	(213)
Net gain/(loss) on borrowings and related derivatives/total carrying value	7	(9)	–	(2)	(2,767)

Summary of movements in the hedge reserve including gains and losses on cash flow hedging instruments

		Cost of	Foreign
	Interest rate	hedging	currency
	hedge reserve	reserve	hedge reserve	Total
	£m	£m	£m	£m
Hedge reserve at 31 December 2020: gains/(losses) deferred	4	(8)	27	23
(Losses)/gains arising in 2021	(3)	2	11	10
Amounts recognised in income statement	–	–	(9)	(9)
Hedge reserve at 31 December 2021: gains/(losses) deferred	1	(6)	29	24
(Losses)/gains arising in 2022	(3)	5	(20)	(18)
Amounts recognised in income statement	1	–	(18)	(17)
Exchange translation differences	(1)	–	1	–
Hedge reserve at 31 December 2022: losses deferred	(2)	(1)	(8)	(11)

Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future period

	Foreign	Principal
	currency	amount of	Carrying
	hedge reserve	hedges	values
	£m	£m	£m
2023	4	673	(11)
2024	(10)	459	(10)
2025	(2)	250	(2)
2026	–	36	–
Total	(8)	1,418	(23)